Finance lease liability (Due to related parties) (Details) $ in Thousands	5 Months Ended	6 Months Ended			11 Months Ended
	May 29, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 25, 2019 USD ($)	Jun. 30, 2018 USD ($)	Nov. 27, 2018 USD ($)	May 25, 2019 USD ($)	May 16, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 19, 2018 USD ($)
Finance lease liability		$ 94,639						$ 71,964	$ 171,500
Advance payment of finance lease		$ 4,209		$ 0
Weighted average remaining lease term		9 years 4 months 24 days						9 years 8 months 9 days
Right-of-use assets depreciation expense		$ 3,442
Bareboat charterhire agreement | Conquistador, Pink Sands and Xanadu
Number of finance leases									3
Finance lease liability					$ 71,625				$ 171,500
Advance payment of finance lease					$ 99,875
Payment terms		quarterly installments
Variable rate basis		4,91% - LIBOR plus margin
Discount rate		4.98%
Right-of-use assets									$ 171,500
Date of charter agreement		Nov. 19, 2018
Bareboat charterhire agreement | Conquistador, Pink Sands and Xanadu | Maximum
Fixed assets additions			$ 6,417
Bareboat charterhire agreement | Netadola
Number of finance leases							1
Finance lease liability						$ 25,012	$ 50,000
Advance payment of finance lease	$ 24,988
Payment terms		quarterly installments
Variable rate basis		5,02% - LIBOR plus margin
Discount rate		5.10%
Right-of-use assets							$ 50,000
Date of charter agreement		May 16, 2019